SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)			12 Months Ended
	Apr. 01, 2023 GBP (£)	Mar. 31, 2023	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 18, 2024 $ / shares	Apr. 01, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash			$ 193		$ 65
Standard VAT (as percent)			20.00%	20.00%
Accrued interest and penalties			$ 0		0	$ 0
Warrants outstanding | shares						126,082
Warrant exercisable price | $ / shares			$ 6.25			$ 6.25
Share price | $ / shares						$ 1.51
Gain on foreign currency transactions			$ 80,603		18,762	$ 43,548
Financial services compensation scheme | £				£ 85,000
Series A Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants outstanding | shares			15,975,012
Warrant exercisable price | $ / shares			$ 0.216				$ 1.35
Share price | $ / shares			$ 0.2
United Kingdom
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Financial services compensation scheme			$ 106,000
Total unprotected cash in bank			$ 1,701,000		$ 368,000
China
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uniform tax rate			25.00%	25.00%
China | PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Uniform tax rate			25.00%	25.00%
UK
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Rate of corporation tax								19.00%
Statutory income tax rate	25.00%	19.00%
Small profits rate of corporation tax	19.00%
Maximum amount of profits for small profits rate of corporation tax | £	£ 50,000
Subsidiaries and consolidated variable interest entities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Applicable value added tax rates			6.00%	6.00%